Average Annual Total Returns{- Medical Technology and Devices Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Medical Technology and Devices Portfolio	Medical Technology and Devices Portfolio-Default Return Before Taxes Past 1 year	Medical Technology and Devices Portfolio-Default Return Before Taxes Past 5 years	Medical Technology and Devices Portfolio-Default Return Before Taxes Past 10 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions Past 1 year	Medical Technology and Devices Portfolio-Default After Taxes on Distributions Past 5 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions Past 10 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Medical Technology and Devices Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1521 Past 1 year	F1521 Past 5 years	F1521 Past 10 years
Total	24.49%	25.27%	22.21%	21.85%	23.42%	19.79%	15.81%	20.33%	18.03%	28.71%	18.47%	16.55%	20.89%	24.94%	20.86%